Administrative expenses	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Administrative expenses

38. Administrative expenses

Administrative expenses are analysed as follows:

	2025	2024	2023
Labour costs	21,188	20,663	20,416
Professional services costs	3,466	3,340	2,979
Indirect taxes	2,452	1,919	1,991
Directors and audit committee fees	1,635	1,791	1,886
Office and software maintenance	2,221	2,448	2,549
Depreciation and amortisation	2,846	2,212	1,364
Travel expenses	1,957	2,279	2,677
Mail and Phone	490	509	552
Printing and Stationery	361	295	519
Car costs	312	443	661
Impairment of non-financial assets	1,900	—	—
Government grants related to PPE	(66)	(1,333)	(145)
Other	2,011	1,428	2,158
Total	40,773	35,994	37,607